UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Core Fund

February 28, 2011

1.902944.101

SAI-COR-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
Johnson Controls, Inc.	128,700	$ 5,250,960
Automobiles - 0.2%
Ford Motor Co. (a)	402,600	6,059,130
General Motors Co.	184,800	6,196,344
Harley-Davidson, Inc.	86,300	3,522,766
		15,778,240
Distributors - 0.0%
Genuine Parts Co.	21,800	1,148,642
Diversified Consumer Services - 0.0%
H&R Block, Inc.	141,600	2,150,904
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	151,700	6,473,039
Darden Restaurants, Inc.	143,200	6,749,016
Hyatt Hotels Corp. Class A (a)	11,068	506,361
International Game Technology	187,800	3,091,188
Las Vegas Sands Corp. (a)	119,300	5,564,152
Marriott International, Inc. Class A	90,900	3,564,189
McDonald's Corp.	213,800	16,180,384
Starbucks Corp.	210,600	6,945,588
Starwood Hotels & Resorts Worldwide, Inc.	59,700	3,647,670
Tim Hortons, Inc.	25,900	1,141,931
Wynn Resorts Ltd.	8,300	1,020,319
		54,883,837
Household Durables - 0.9%
Fortune Brands, Inc.	66,600	4,119,876
Harman International Industries, Inc.	59,100	2,874,624
Lennar Corp. Class A	65,400	1,318,464
Newell Rubbermaid, Inc.	459,000	8,877,060
Stanley Black & Decker, Inc.	791,689	60,033,777
		77,223,801
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	98,500	17,069,065
Liberty Media Corp. Interactive Series A (a)	230,800	3,706,648
Netflix, Inc. (a)	13,100	2,707,377
Priceline.com, Inc. (a)	13,000	5,900,440
		29,383,530
Leisure Equipment & Products - 0.2%
Mattel, Inc.	521,000	13,056,260
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 1.7%
Cablevision Systems Corp. - NY Group Class A	44,600	$ 1,643,510
Comcast Corp.:
Class A	2,722,247	70,125,083
Class A (special) (non-vtg.)	732,205	17,807,226
DIRECTV (a)	89,700	4,123,509
Discovery Communications, Inc. Class C (a)	99,500	3,787,965
Lamar Advertising Co. Class A (a)	26,700	1,035,159
Omnicom Group, Inc.	76,400	3,888,760
The Walt Disney Co.	377,000	16,489,980
Time Warner Cable, Inc.	111,500	8,048,070
Time Warner, Inc.	305,300	11,662,460
		138,611,722
Multiline Retail - 0.3%
JCPenney Co., Inc.	135,745	4,745,645
Kohl's Corp.	189,400	10,206,766
Macy's, Inc.	198,000	4,732,200
Target Corp.	140,800	7,399,040
		27,083,651
Specialty Retail - 1.4%
AutoZone, Inc. (a)	22,000	5,674,900
Bed Bath & Beyond, Inc. (a)	153,200	7,376,580
CarMax, Inc. (a)	123,700	4,375,269
Gap, Inc.	718,355	16,184,538
Home Depot, Inc.	1,317,512	49,367,175
Lowe's Companies, Inc.	445,495	11,658,604
Ross Stores, Inc.	67,400	4,855,496
TJX Companies, Inc.	261,860	13,058,958
		112,551,520
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	149,400	8,205,048
NIKE, Inc. Class B	67,100	5,973,913
		14,178,961
TOTAL CONSUMER DISCRETIONARY		491,302,028
CONSUMER STAPLES - 3.5%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	141,910	6,489,544
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	413,100	$ 26,198,802
The Coca-Cola Co.	593,970	37,966,562
		70,654,908
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	282,200	9,329,532
Kroger Co.	218,300	4,999,070
Sysco Corp.	22,400	622,496
Wal-Mart Stores, Inc.	687,645	35,743,787
Walgreen Co.	938,250	40,663,755
Whole Foods Market, Inc.	66,200	3,876,672
		95,235,312
Food Products - 0.4%
Archer Daniels Midland Co.	56,900	2,115,542
General Mills, Inc.	452,070	16,789,880
Kellogg Co.	137,800	7,380,568
Kraft Foods, Inc. Class A	228,500	7,275,440
		33,561,430
Household Products - 0.7%
Colgate-Palmolive Co.	152,500	11,974,300
Energizer Holdings, Inc. (a)	22,300	1,490,309
Kimberly-Clark Corp.	130,300	8,586,770
Procter & Gamble Co.	610,000	38,460,500
		60,511,879
Personal Products - 0.1%
Avon Products, Inc.	239,800	6,668,838
Tobacco - 0.3%
Altria Group, Inc.	195,100	4,949,687
Philip Morris International, Inc.	265,000	16,636,700
		21,586,387
TOTAL CONSUMER STAPLES		288,218,754
ENERGY - 7.5%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	148,600	10,558,030
FMC Technologies, Inc. (a)	79,100	7,439,355
Halliburton Co.	96,300	4,520,322
McDermott International, Inc. (a)	87,000	1,996,650
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	96,300	$ 4,305,573
Schlumberger Ltd.	516,198	48,223,217
		77,043,147
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	29,500	1,599,490
Anadarko Petroleum Corp.	22,400	1,832,992
Chevron Corp.	725,715	75,292,931
Cimarex Energy Co.	18,000	2,090,340
ConocoPhillips	840,510	65,450,514
CONSOL Energy, Inc.	117,590	5,962,989
Devon Energy Corp.	984,277	90,002,289
El Paso Corp.	336,800	6,264,480
EOG Resources, Inc.	223,615	25,114,201
EQT Corp.	57,700	2,844,610
Exxon Mobil Corp.	951,008	81,339,714
Hess Corp.	78,400	6,823,152
Kinder Morgan Holding Co. LLC	1,415,762	43,180,741
Murphy Oil Corp.	105,700	7,772,121
Newfield Exploration Co. (a)	65,200	4,745,908
Occidental Petroleum Corp.	145,000	14,785,650
Peabody Energy Corp.	78,400	5,134,416
Pioneer Natural Resources Co.	717,662	73,445,529
QEP Resources, Inc.	47,100	1,862,805
Range Resources Corp.	63,300	3,437,190
Spectra Energy Corp.	256,700	6,866,725
Suncor Energy, Inc.	120,800	5,678,999
Valero Energy Corp.	120,300	3,390,054
Williams Companies, Inc.	158,100	4,799,916
		539,717,756
TOTAL ENERGY		616,760,903
FINANCIALS - 7.9%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	52,900	3,349,628
Bank of New York Mellon Corp.	177,900	5,406,381
Charles Schwab Corp.	181,700	3,446,849
Franklin Resources, Inc.	33,700	4,233,394
Goldman Sachs Group, Inc.	104,300	17,082,254
Invesco Ltd.	140,700	3,776,388
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Legg Mason, Inc.	76,100	$ 2,758,625
Morgan Stanley	885,500	26,281,640
Northern Trust Corp.	79,800	4,115,286
State Street Corp.	130,000	5,813,600
		76,264,045
Commercial Banks - 3.0%
BB&T Corp.	311,385	8,594,226
CIT Group, Inc. (a)	20,200	875,064
City National Corp.	153,730	9,056,234
Fifth Third Bancorp	298,500	4,358,100
First Horizon National Corp.	183,100	2,105,650
PNC Financial Services Group, Inc.	136,000	8,391,200
Regions Financial Corp.	304,200	2,324,088
SunTrust Banks, Inc.	37,500	1,131,375
U.S. Bancorp, Delaware	2,338,553	64,848,075
Wells Fargo & Co.	4,408,394	142,214,790
Zions Bancorporation	69,700	1,628,192
		245,526,994
Consumer Finance - 0.4%
American Express Co.	578,111	25,188,296
Discover Financial Services	119,800	2,605,650
Netspend Holdings, Inc.	63,524	832,800
SLM Corp. (a)	208,500	3,089,970
		31,716,716
Diversified Financial Services - 2.0%
Bank of America Corp.	2,547,700	36,406,633
Citigroup, Inc. (a)	5,266,300	24,646,284
CME Group, Inc.	14,900	4,638,072
IntercontinentalExchange, Inc. (a)	12,400	1,589,680
JPMorgan Chase & Co.	1,322,620	61,753,128
Moody's Corp.	185,300	5,911,070
NYSE Euronext	848,828	31,406,636
		166,351,503
Insurance - 1.0%
AFLAC, Inc.	42,000	2,472,120
Allstate Corp.	242,500	7,706,650
Aon Corp.	184,200	9,696,288
Berkshire Hathaway, Inc. Class B (a)	236,100	20,606,808
Hartford Financial Services Group, Inc.	47,800	1,414,880
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	42,400	$ 1,344,928
Loews Corp.	77,600	3,356,200
Marsh & McLennan Companies, Inc.	158,900	4,836,916
MetLife, Inc.	215,300	10,196,608
Principal Financial Group, Inc.	78,600	2,692,836
Prudential Financial, Inc.	155,435	10,232,286
The Chubb Corp.	103,100	6,256,108
The Travelers Companies, Inc.	44,600	2,672,878
		83,485,506
Real Estate Investment Trusts - 0.6%
Kimco Realty Corp.	122,300	2,370,174
ProLogis Trust	104,800	1,704,048
Public Storage	25,200	2,828,700
Simon Property Group, Inc.	77,100	8,484,084
Vornado Realty Trust	48,200	4,498,506
Weyerhaeuser Co.	990,223	24,171,343
		44,056,855
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	115,700	2,897,128
TOTAL FINANCIALS		650,298,747
HEALTH CARE - 3.8%
Biotechnology - 0.7%
Amgen, Inc. (a)	639,215	32,810,906
Biogen Idec, Inc. (a)	37,800	2,585,520
Celgene Corp. (a)	138,800	7,370,280
Gilead Sciences, Inc. (a)	329,335	12,837,478
		55,604,184
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	114,400	6,080,360
Boston Scientific Corp. (a)	94,300	675,188
C. R. Bard, Inc.	25,500	2,492,880
Covidien PLC	146,400	7,532,280
DENTSPLY International, Inc.	44,700	1,670,439
Intuitive Surgical, Inc. (a)	3,300	1,082,235
Medtronic, Inc.	137,400	5,485,008
St. Jude Medical, Inc.	46,700	2,235,996
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	139,400	$ 8,818,444
Zimmer Holdings, Inc. (a)	90,800	5,660,472
		41,733,302
Health Care Providers & Services - 0.6%
AmerisourceBergen Corp.	68,000	2,577,880
CIGNA Corp.	71,000	2,986,970
DaVita, Inc. (a)	52,100	4,135,177
Express Scripts, Inc. (a)	115,400	6,487,788
Humana, Inc. (a)	12,400	806,124
Laboratory Corp. of America Holdings (a)	13,800	1,243,794
McKesson Corp.	82,300	6,524,744
Medco Health Solutions, Inc. (a)	75,700	4,666,148
UnitedHealth Group, Inc.	266,700	11,356,086
WellPoint, Inc.	113,200	7,524,404
		48,309,115
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc. (a)	77,100	3,244,368
Life Technologies Corp. (a)	100,600	5,369,022
Thermo Fisher Scientific, Inc. (a)	80,700	4,504,674
Waters Corp. (a)	23,800	1,976,590
		15,094,654
Pharmaceuticals - 1.8%
Abbott Laboratories	235,100	11,308,310
Allergan, Inc.	56,000	4,153,520
Bristol-Myers Squibb Co.	269,200	6,948,052
Hospira, Inc. (a)	27,400	1,448,090
Johnson & Johnson	431,900	26,535,936
Merck & Co., Inc.	868,540	28,288,348
Pfizer, Inc.	3,727,920	71,725,181
		150,407,437
TOTAL HEALTH CARE		311,148,692
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.5%
General Dynamics Corp.	58,400	4,445,408
Goodrich Corp.	3,300	284,559
Honeywell International, Inc.	557,600	32,290,616
Lockheed Martin Corp.	53,800	4,258,808
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	51,367	$ 7,281,272
Raytheon Co.	173,710	8,895,689
The Boeing Co.	215,500	15,518,155
United Technologies Corp.	586,860	49,026,284
		122,000,791
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	32,600	2,359,914
Expeditors International of Washington, Inc.	37,100	1,773,380
FedEx Corp.	54,600	4,915,092
United Parcel Service, Inc. Class B	299,760	22,122,288
		31,170,674
Airlines - 0.0%
Southwest Airlines Co.	198,600	2,349,438
Building Products - 0.0%
Masco Corp.	84,400	1,146,996
Commercial Services & Supplies - 0.1%
Cintas Corp.	49,300	1,386,316
Republic Services, Inc.	151,000	4,471,110
		5,857,426
Construction & Engineering - 0.1%
Fluor Corp.	58,400	4,132,384
Foster Wheeler AG (a)	29,300	1,059,488
		5,191,872
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	66,800	4,298,580
Emerson Electric Co.	611,480	36,480,897
Rockwell Automation, Inc.	60,400	5,298,892
		46,078,369
Industrial Conglomerates - 0.7%
3M Co.	201,900	18,621,237
General Electric Co.	1,735,900	36,315,028
Textron, Inc.	116,100	3,145,149
		58,081,414
Machinery - 1.0%
Caterpillar, Inc.	78,100	8,038,833
Cummins, Inc.	58,200	5,885,184
Danaher Corp.	228,300	11,551,980
Dover Corp.	297,330	19,103,453
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	324,295	$ 17,544,360
Ingersoll-Rand Co. Ltd.	100,700	4,561,710
Joy Global, Inc.	41,700	4,060,746
Parker Hannifin Corp.	107,500	9,586,850
		80,333,116
Professional Services - 0.3%
Nielsen Holdings B.V. (a)	949,896	25,257,735
Robert Half International, Inc.	35,800	1,142,020
Verisk Analytics, Inc. (a)	6,024	194,876
		26,594,631
Road & Rail - 0.3%
CSX Corp.	118,400	8,839,744
Ryder System, Inc.	37,000	1,769,710
Union Pacific Corp.	115,600	11,029,396
		21,638,850
Trading Companies & Distributors - 0.0%
Fastenal Co.	28,800	1,789,344
TOTAL INDUSTRIALS		402,232,921
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	1,417,740	26,313,254
Juniper Networks, Inc. (a)	156,600	6,890,400
Motorola Mobility Holdings, Inc.	85,687	2,587,747
QUALCOMM, Inc.	547,455	32,617,369
		68,408,770
Computers & Peripherals - 1.7%
Apple, Inc. (a)	245,760	86,804,890
Dell, Inc. (a)	496,000	7,851,680
EMC Corp. (a)	881,105	23,974,867
Hewlett-Packard Co.	506,100	22,081,143
		140,712,580
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	1,246,789	71,665,432
Corning, Inc.	405,500	9,350,830
Tyco Electronics Ltd.	1,041,135	37,522,505
		118,538,767
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.7%
AOL, Inc. (a)	211,560	$ 4,415,257
eBay, Inc. (a)	54,500	1,826,023
Google, Inc. Class A (a)	84,415	51,780,161
		58,021,441
IT Services - 1.7%
Accenture PLC Class A	47,500	2,445,300
Automatic Data Processing, Inc.	113,500	5,675,000
Computer Sciences Corp.	64,800	3,118,824
Fidelity National Information Services, Inc.	44,700	1,447,833
Fiserv, Inc. (a)	40,100	2,537,127
International Business Machines Corp.	592,055	95,841,863
MasterCard, Inc. Class A	58,275	14,018,634
Paychex, Inc.	24,800	834,024
The Western Union Co.	176,900	3,890,031
Visa, Inc. Class A	68,500	5,003,925
		134,812,561
Office Electronics - 0.0%
Xerox Corp.	242,400	2,605,800
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	399,800	6,568,714
Broadcom Corp. Class A	86,300	3,557,286
First Solar, Inc. (a)	6,700	987,513
Intel Corp.	2,434,190	52,262,059
Marvell Technology Group Ltd. (a)	232,900	4,257,412
MEMC Electronic Materials, Inc. (a)	32,300	438,311
Micron Technology, Inc. (a)	245,500	2,732,415
National Semiconductor Corp.	239,400	3,710,700
Texas Instruments, Inc.	1,516,629	54,007,159
Xilinx, Inc.	61,100	2,031,575
		130,553,144
Software - 1.5%
Adobe Systems, Inc. (a)	253,600	8,749,200
Autodesk, Inc. (a)	91,200	3,834,960
CA, Inc.	342,900	8,497,062
Check Point Software Technologies Ltd. (a)	13,800	687,792
Electronic Arts, Inc. (a)	69,000	1,297,200
McAfee, Inc. (a)	102,200	4,900,490
Microsoft Corp.	2,430,180	64,594,184
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	900,700	$ 29,633,030
Red Hat, Inc. (a)	85,900	3,545,952
		125,739,870
TOTAL INFORMATION TECHNOLOGY		779,392,933
MATERIALS - 1.9%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	7,900	726,800
Airgas, Inc.	68,191	4,267,393
CF Industries Holdings, Inc.	67,183	9,491,614
Dow Chemical Co.	127,000	4,719,320
E.I. du Pont de Nemours & Co.	64,800	3,555,576
Eastman Chemical Co.	220,253	20,573,833
LyondellBasell Industries NV Class A (a)	38,500	1,466,080
Monsanto Co.	280,000	20,129,200
Potash Corp. of Saskatchewan, Inc.	46,200	2,847,395
Praxair, Inc.	61,800	6,141,684
Sherwin-Williams Co.	42,900	3,522,948
		77,441,843
Construction Materials - 0.1%
Vulcan Materials Co.	95,000	4,355,750
Containers & Packaging - 0.1%
Ball Corp.	240,560	8,684,216
Metals & Mining - 0.8%
Barrick Gold Corp.	47,500	2,507,902
Cliffs Natural Resources, Inc.	36,300	3,523,641
Eldorado Gold Corp.	142,200	2,423,073
Freeport-McMoRan Copper & Gold, Inc.	217,200	11,500,740
Newmont Mining Corp.	76,400	4,222,628
Nucor Corp.	76,800	3,683,328
United States Steel Corp.	58,100	3,340,169
Walter Energy, Inc.	260,994	31,582,884
		62,784,365
Paper & Forest Products - 0.0%
International Paper Co.	136,000	3,778,080
TOTAL MATERIALS		157,044,254
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	2,051,300	$ 58,215,894
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	71,900	3,879,724
Crown Castle International Corp. (a)	189,100	7,970,565
NII Holdings, Inc. (a)	28,300	1,159,168
Sprint Nextel Corp. (a)	1,296,800	5,667,016
		18,676,473
TOTAL TELECOMMUNICATION SERVICES		76,892,367
UTILITIES - 1.0%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	38,000	1,359,640
Entergy Corp.	84,400	6,009,280
Exelon Corp.	210,600	8,794,656
FirstEnergy Corp.	199,313	7,633,688
NextEra Energy, Inc.	64,600	3,583,362
PPL Corp.	75,400	1,917,422
		29,298,048
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	641,500	7,935,355
Calpine Corp. (a)	1,986,779	30,059,966
Constellation Energy Group, Inc.	163,300	5,073,731
		43,069,052
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	269,400	4,272,684
Dominion Resources, Inc.	22,700	1,035,801
NiSource, Inc.	36,500	699,340
Public Service Enterprise Group, Inc.	27,300	892,710
Sempra Energy	55,000	2,927,650
TECO Energy, Inc.	132,000	2,390,520
		12,218,705
TOTAL UTILITIES		84,585,805
TOTAL COMMON STOCKS (Cost $3,287,175,476)		3,857,877,404
Equity Funds - 49.7%
	Shares	Value
Large Blend Funds - 44.7%
Fidelity Dividend Growth Fund (c)	30,125,945	$ 906,188,431
FMI Large Cap Fund	25,370,274	413,789,174
Hartford Capital Appreciation Fund (a)	18,469,326	716,609,832
Janus Contrarian Fund	5,067,019	76,055,958
JPMorgan U.S. Large Cap Core Plus Fund Select Class (d)	72,111,076	1,564,089,248
TOTAL LARGE BLEND FUNDS		3,676,732,643
Large Growth Funds - 4.6%
Fidelity Advisor New Insights Fund Institutional Class (c)	18,146,182	381,795,679
Mid-Cap Blend Funds - 0.4%
Westport Select Cap Fund Class R (a)	1,284,479	34,770,833
TOTAL EQUITY FUNDS (Cost $3,481,173,296)		4,093,299,155
Short-Term Funds - 3.2%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $260,523,252)	260,523,252	260,523,252
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $7,028,872,024)		8,211,699,811
NET OTHER ASSETS (LIABILITIES) - 0.2%		19,045,389
NET ASSETS - 100%		$ 8,230,745,200
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,955 CME E-mini S&P 500 Index Contracts	March 2011	$ 195,931,275	$ 4,791,008

The face value of futures purchased as a percentage of net assets is 2.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ -	$ 329,189,165	$ -	$ -	$ 381,795,679
Fidelity Dividend Growth Fund	-	741,223,254	-	3,265,845	906,188,431
Total	$ -	$ 1,070,412,419	$	$ 3,265,845	$ 1,287,984,110
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $7,039,626,913. Net unrealized appreciation aggregated $1,172,072,898, of which $1,206,316,976 related to appreciated investment securities and $34,244,078 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Value Fund

February 28, 2011

1.912902.100

SUF-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.3%
Autoliv, Inc.	160,900	$ 12,049,801
Cooper Tire & Rubber Co.	265,127	6,219,879
Johnson Controls, Inc.	192,400	7,849,920
		26,119,600
Automobiles - 0.1%
Ford Motor Co. (a)	548,400	8,253,420
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	612,967	26,155,302
Darden Restaurants, Inc.	35,300	1,663,689
McDonald's Corp.	586,681	44,400,018
Royal Caribbean Cruises Ltd. (a)	54,300	2,377,797
Tim Hortons, Inc.	127,200	5,608,248
Wyndham Worldwide Corp.	128,600	4,022,608
		84,227,662
Household Durables - 0.4%
Lennar Corp. Class A	33,300	671,328
Mohawk Industries, Inc. (a)	25,000	1,452,750
Toll Brothers, Inc. (a)	40,100	852,526
Tupperware Brands Corp.	14,200	761,830
Whirlpool Corp.	272,391	22,472,258
		26,210,692
Internet & Catalog Retail - 0.0%
Expedia, Inc.	33,800	671,268
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	54,300	2,438,070
Mattel, Inc.	79,700	1,997,282
		4,435,352
Media - 2.0%
CBS Corp. Class B	430,600	10,274,116
Comcast Corp. Class A	694,600	17,892,896
DISH Network Corp. Class A (a)	85,700	1,992,525
Gannett Co., Inc.	354,600	5,854,446
News Corp. Class A	1,034,600	17,971,002
Scholastic Corp.	95,400	2,995,560
The Walt Disney Co.	468,300	20,483,442
Time Warner Cable, Inc.	459,931	33,197,820
Time Warner, Inc.	573,800	21,919,160
Viacom, Inc. Class B (non-vtg.)	240,800	10,754,128
		143,335,095
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Big Lots, Inc. (a)	160,800	$ 6,597,624
Dollar Tree, Inc. (a)	24,200	1,217,744
JCPenney Co., Inc.	45,800	1,601,168
Kohl's Corp.	67,300	3,626,797
Macy's, Inc.	438,700	10,484,930
Nordstrom, Inc.	200,800	9,088,208
Target Corp.	41,964	2,205,208
		34,821,679
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	15,900	996,612
AutoZone, Inc. (a)	8,500	2,192,575
Best Buy Co., Inc.	145,100	4,678,024
Foot Locker, Inc.	30,000	596,100
Gap, Inc.	370,200	8,340,606
Genesco, Inc. (a)	73,300	2,896,816
Guess?, Inc.	17,800	806,162
H&M Hennes & Mauritz AB (B Shares)	138,000	4,510,765
Limited Brands, Inc.	47,800	1,530,556
RadioShack Corp.	168,700	2,496,760
Ross Stores, Inc.	227,700	16,403,508
Signet Jewelers Ltd. (a)	18,700	820,369
The Children's Place Retail Stores, Inc. (a)	84,600	3,866,220
TJX Companies, Inc.	399,878	19,941,916
		70,076,989
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	94,400	8,404,432
VF Corp.	30,700	2,937,069
		11,341,501
TOTAL CONSUMER DISCRETIONARY		409,493,258
CONSUMER STAPLES - 5.6%
Beverages - 0.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	56,100	1,139,952
Dr Pepper Snapple Group, Inc.	30,600	1,103,436
Molson Coors Brewing Co. Class B	40,500	1,852,065
PepsiCo, Inc.	280,077	17,762,483
		21,857,936
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	171,000	$ 12,789,090
CVS Caremark Corp.	1,788,637	59,132,339
Kroger Co.	405,700	9,290,530
Safeway, Inc.	365,500	7,975,210
Wal-Mart Stores, Inc.	1,214,395	63,124,252
Walgreen Co.	408,600	17,708,724
		170,020,145
Food Products - 1.8%
Archer Daniels Midland Co.	882,500	32,811,350
ConAgra Foods, Inc.	423,100	9,798,996
Corn Products International, Inc.	181,200	8,846,184
Dean Foods Co. (a)	430,400	4,545,024
Del Monte Foods Co.	125,800	2,381,394
Fresh Del Monte Produce, Inc.	177,200	5,064,376
General Mills, Inc.	138,900	5,158,746
Hormel Foods Corp.	220,600	6,044,440
Kellogg Co.	67,300	3,604,588
Kraft Foods, Inc. Class A	423,902	13,497,040
Nestle SA sponsored ADR	433,653	24,553,433
Ralcorp Holdings, Inc. (a)	12,000	778,200
Smithfield Foods, Inc. (a)	32,100	743,115
The J.M. Smucker Co.	29,100	2,003,244
Tyson Foods, Inc. Class A	440,200	8,200,926
		128,031,056
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	320,000	2,947,200
Clorox Co.	53,500	3,625,160
Energizer Holdings, Inc. (a)	15,300	1,022,499
Kimberly-Clark Corp.	119,100	7,848,690
Procter & Gamble Co.	289,700	18,265,585
		33,709,134
Personal Products - 0.0%
Herbalife Ltd.	15,500	1,215,355
Tobacco - 0.7%
Altria Group, Inc.	404,800	10,269,776
Lorillard, Inc.	41,400	3,178,278
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	521,600	$ 32,746,048
Reynolds American, Inc.	149,200	5,120,544
		51,314,646
TOTAL CONSUMER STAPLES		406,148,272
ENERGY - 9.5%
Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc.	64,600	5,053,658
Halliburton Co.	732,670	34,391,530
Helmerich & Payne, Inc.	40,100	2,606,099
Nabors Industries Ltd. (a)	55,200	1,571,544
National Oilwell Varco, Inc.	91,500	7,280,655
Noble Corp.	234,600	10,488,966
Patterson-UTI Energy, Inc.	28,900	790,126
Schlumberger Ltd.	64,300	6,006,906
Tidewater, Inc.	82,500	5,132,325
Transocean Ltd. (a)	97,700	8,268,351
Weatherford International Ltd. (a)	161,800	3,912,324
		85,502,484
Oil, Gas & Consumable Fuels - 8.3%
Apache Corp.	385,441	48,033,657
Chesapeake Energy Corp.	310,000	11,039,100
Chevron Corp.	1,453,700	150,821,375
CNOOC Ltd.	3,134,300	7,164,301
ConocoPhillips	1,440,277	112,154,370
CVR Energy, Inc. (a)	284,800	5,382,720
Devon Energy Corp.	211,000	19,293,840
El Paso Corp.	510,000	9,486,000
Exxon Mobil Corp.	703,381	60,160,177
Hess Corp.	192,000	16,709,760
Kinder Morgan Holding Co. LLC	97,661	2,978,661
Marathon Oil Corp.	687,900	34,119,840
Murphy Oil Corp.	102,200	7,514,766
Newfield Exploration Co. (a)	25,900	1,885,261
Occidental Petroleum Corp.	531,635	54,210,821
Peabody Energy Corp.	500,639	32,786,848
Southern Union Co.	159,600	4,551,792
Sunoco, Inc.	29,900	1,251,614
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA	187,100	$ 11,469,650
Valero Energy Corp.	449,800	12,675,364
		603,689,917
TOTAL ENERGY		689,192,401
FINANCIALS - 15.7%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	633,466	40,111,067
Bank of New York Mellon Corp.	684,000	20,786,760
Franklin Resources, Inc.	82,800	10,401,336
GFI Group, Inc.	216,900	1,084,500
Goldman Sachs Group, Inc.	466,649	76,427,773
Morgan Stanley	385,800	11,450,544
Raymond James Financial, Inc.	43,200	1,655,424
State Street Corp.	218,900	9,789,208
		171,706,612
Commercial Banks - 3.4%
BOK Financial Corp.	14,800	759,980
CIT Group, Inc. (a)	38,800	1,680,816
City National Corp.	11,400	671,574
Commerce Bancshares, Inc.	16,900	678,704
Fifth Third Bancorp	1,438,410	21,000,786
FNB Corp., Pennsylvania	415,600	4,168,468
International Bancshares Corp.	218,800	4,176,892
KeyCorp	2,537,656	23,194,176
M&T Bank Corp.	17,500	1,540,875
PNC Financial Services Group, Inc.	616,820	38,057,794
The Toronto-Dominion Bank	66,700	5,583,228
U.S. Bancorp, Delaware	1,488,032	41,263,127
Wells Fargo & Co.	3,194,590	103,057,473
		245,833,893
Consumer Finance - 0.6%
American Express Co.	474,000	20,652,180
Capital One Financial Corp.	271,400	13,507,578
Nelnet, Inc. Class A	162,277	3,623,645
SLM Corp. (a)	491,300	7,281,066
		45,064,469
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.7%
Bank of America Corp.	4,271,900	$ 61,045,451
Citigroup, Inc. (a)	9,797,967	45,854,486
JPMorgan Chase & Co.	3,356,523	156,716,059
Leucadia National Corp.	47,200	1,563,736
PHH Corp. (a)	132,900	3,279,972
The NASDAQ Stock Market, Inc. (a)	44,200	1,264,562
		269,724,266
Insurance - 5.3%
ACE Ltd.	74,000	4,680,500
AFLAC, Inc.	848,627	49,950,185
Alleghany Corp.	1,800	613,350
Allied World Assurance Co. Holdings Ltd.	10,700	660,297
Allstate Corp.	437,300	13,897,394
American Financial Group, Inc.	232,600	8,054,938
American International Group, Inc. (a)	95,200	3,528,112
American International Group, Inc. warrants 1/19/21 (a)	50,830	589,628
Arch Capital Group Ltd. (a)	31,100	2,814,550
Assurant, Inc.	358,900	14,582,107
Axis Capital Holdings Ltd.	66,400	2,411,648
Cincinnati Financial Corp.	50,900	1,733,145
Everest Re Group Ltd.	88,500	7,845,525
Genworth Financial, Inc. Class A (a)	254,600	3,368,358
Hanover Insurance Group, Inc.	130,400	6,059,688
Hartford Financial Services Group, Inc.	212,600	6,292,960
HCC Insurance Holdings, Inc.	376,100	11,711,754
Lincoln National Corp.	935,724	29,681,165
Loews Corp.	435,000	18,813,750
Markel Corp. (a)	4,000	1,662,600
Montpelier Re Holdings Ltd.	187,300	3,777,841
Principal Financial Group, Inc.	70,000	2,398,200
Progressive Corp.	321,000	6,686,430
Prudential Financial, Inc.	1,123,503	73,960,202
Reinsurance Group of America, Inc.	22,400	1,352,736
RenaissanceRe Holdings Ltd.	29,900	2,003,898
The Chubb Corp.	683,900	41,499,052
The Travelers Companies, Inc.	550,500	32,991,465
Torchmark Corp.	42,200	2,753,550
Tower Group, Inc.	176,400	4,794,552
Transatlantic Holdings, Inc.	33,600	1,711,248
Unum Group	258,000	6,844,740
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Validus Holdings Ltd.	20,700	$ 640,665
W.R. Berkley Corp.	45,700	1,368,715
White Mountains Insurance Group Ltd.	4,700	1,784,825
XL Group PLC Class A	357,300	8,342,955
		381,862,728
Real Estate Investment Trusts - 0.3%
Equity Residential (SBI)	148,000	8,156,280
Public Storage	44,500	4,995,125
Simon Property Group, Inc.	73,500	8,087,940
		21,239,345
TOTAL FINANCIALS		1,135,431,313
HEALTH CARE - 8.8%
Biotechnology - 1.1%
Amgen, Inc. (a)	863,075	44,301,640
Biogen Idec, Inc. (a)	239,000	16,347,600
Cephalon, Inc. (a)	112,600	6,340,506
Gilead Sciences, Inc. (a)	350,000	13,643,000
		80,632,746
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	223,950	11,902,943
Becton, Dickinson & Co.	50,700	4,056,000
Covidien PLC	893,171	45,953,648
Kinetic Concepts, Inc. (a)	135,600	6,640,332
Medtronic, Inc.	271,700	10,846,264
St. Jude Medical, Inc.	71,500	3,423,420
Zimmer Holdings, Inc. (a)	84,600	5,273,964
		88,096,571
Health Care Providers & Services - 2.4%
Aetna, Inc.	303,300	11,331,288
AmerisourceBergen Corp.	604,686	22,923,646
Cardinal Health, Inc.	76,800	3,197,952
CIGNA Corp.	74,200	3,121,594
Community Health Systems, Inc. (a)	24,800	1,013,576
Coventry Health Care, Inc. (a)	38,500	1,162,700
Health Net, Inc. (a)	25,200	741,384
Humana, Inc. (a)	145,800	9,478,458
Laboratory Corp. of America Holdings (a)	29,900	2,694,887
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	122,800	$ 4,786,744
Lincare Holdings, Inc.	14,300	419,562
McKesson Corp.	107,800	8,546,384
MEDNAX, Inc. (a)	5,500	357,115
Patterson Companies, Inc.	334,800	11,175,624
Quest Diagnostics, Inc.	27,940	1,585,595
UnitedHealth Group, Inc.	1,532,386	65,248,996
Universal American Financial Corp.	237,621	4,890,240
Universal Health Services, Inc. Class B	25,200	1,151,892
WellPoint, Inc.	343,300	22,819,151
		176,646,788
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	407,591	22,751,730
Pharmaceuticals - 3.8%
Abbott Laboratories	799,400	38,451,140
Bristol-Myers Squibb Co.	929,800	23,998,138
Eli Lilly & Co.	587,400	20,300,544
Endo Pharmaceuticals Holdings, Inc. (a)	174,200	6,187,584
Forest Laboratories, Inc. (a)	308,300	9,988,920
Johnson & Johnson	595,200	36,569,088
Medicis Pharmaceutical Corp. Class A	150,000	4,813,500
Merck & Co., Inc.	2,012,292	65,540,350
Par Pharmaceutical Companies, Inc. (a)	136,400	4,212,032
Pfizer, Inc.	2,707,100	52,084,604
Teva Pharmaceutical Industries Ltd. sponsored ADR	183,100	9,173,310
Warner Chilcott PLC	47,300	1,120,064
		272,439,274
TOTAL HEALTH CARE		640,567,109
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.7%
General Dynamics Corp.	495,392	37,709,239
Honeywell International, Inc.	128,600	7,447,226
ITT Corp.	236,200	13,683,066
L-3 Communications Holdings, Inc.	226,600	17,967,114
Lockheed Martin Corp.	223,800	17,716,008
National Presto Industries, Inc.	17,484	2,212,425
Northrop Grumman Corp.	315,100	21,010,868
Raytheon Co.	260,000	13,314,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Spirit AeroSystems Holdings, Inc. Class A (a)	35,300	$ 917,447
The Boeing Co.	299,635	21,576,716
United Technologies Corp.	463,823	38,747,773
		192,302,482
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	117,900	8,701,020
Airlines - 0.0%
SkyWest, Inc.	168,498	2,780,217
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	21,200	846,304
Deluxe Corp.	191,700	4,897,935
Iron Mountain, Inc.	212,400	5,522,400
Pitney Bowes, Inc.	179,400	4,517,292
R.R. Donnelley & Sons Co.	281,200	5,235,944
The Brink's Co.	85,700	2,645,559
Unifirst Corp. Massachusetts	81,500	4,596,600
Waste Management, Inc.	202,400	7,500,944
		35,762,978
Construction & Engineering - 0.2%
KBR, Inc.	245,200	8,042,560
Quanta Services, Inc. (a)	40,900	932,929
Tutor Perini Corp.	185,700	4,423,374
		13,398,863
Electrical Equipment - 0.0%
Hubbell, Inc. Class B	18,100	1,221,931
Industrial Conglomerates - 1.5%
3M Co.	137,800	12,709,294
General Electric Co.	4,455,300	93,204,876
		105,914,170
Machinery - 0.5%
AGCO Corp. (a)	24,000	1,314,720
Caterpillar, Inc.	111,061	11,431,509
Flowserve Corp.	14,900	1,862,053
Illinois Tool Works, Inc.	256,954	13,901,211
Terex Corp. (a)	20,200	681,750
Timken Co.	159,100	7,751,352
		36,942,595
Professional Services - 0.0%
Dun & Bradstreet Corp.	9,300	751,440
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
Norfolk Southern Corp.	189,300	$ 12,414,294
Union Pacific Corp.	189,420	18,072,562
		30,486,856
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	318,300	3,845,064
Finning International, Inc.	189,740	5,401,607
		9,246,671
TOTAL INDUSTRIALS		437,509,223
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.7%
Arris Group, Inc. (a)	294,500	3,887,400
Harris Corp.	301,100	14,049,326
QUALCOMM, Inc.	226,100	13,471,038
Research In Motion Ltd. (a)	278,608	18,427,135
		49,834,899
Computers & Peripherals - 0.6%
Dell, Inc. (a)	373,600	5,914,088
Hewlett-Packard Co.	599,838	26,170,932
Lexmark International, Inc. Class A (a)	14,600	547,938
Seagate Technology (a)	502,900	6,386,830
Western Digital Corp. (a)	205,800	6,293,364
		45,313,152
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	44,000	1,724,800
Avnet, Inc. (a)	57,000	1,949,970
Corning, Inc.	1,744,500	40,228,170
Ingram Micro, Inc. Class A (a)	51,800	1,032,374
Molex, Inc.	29,900	835,107
Tech Data Corp. (a)	99,800	4,948,084
Tyco Electronics Ltd.	483,300	17,418,132
Vishay Intertechnology, Inc. (a)	255,200	4,453,240
		72,589,877
Internet Software & Services - 0.0%
IAC/InterActiveCorp (a)	52,600	1,634,282
IT Services - 1.0%
Alliance Data Systems Corp. (a)	11,500	905,510
Broadridge Financial Solutions, Inc.	51,800	1,187,256
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Sciences Corp.	114,300	$ 5,501,259
CSG Systems International, Inc. (a)	185,800	3,632,390
Fiserv, Inc. (a)	32,800	2,075,256
International Business Machines Corp.	236,000	38,203,680
The Western Union Co.	126,600	2,783,934
Total System Services, Inc.	64,100	1,137,775
Visa, Inc. Class A	258,800	18,905,340
		74,332,400
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	58,000	2,313,040
Applied Materials, Inc.	255,700	4,201,151
Fairchild Semiconductor International, Inc. (a)	571,400	10,062,354
Intel Corp.	2,222,459	47,716,195
KLA-Tencor Corp.	172,700	8,431,214
Lam Research Corp. (a)	23,900	1,312,110
MEMC Electronic Materials, Inc. (a)	44,600	605,222
Micron Technology, Inc. (a)	668,900	7,444,857
Novellus Systems, Inc. (a)	17,500	699,300
Texas Instruments, Inc.	782,700	27,871,947
Xilinx, Inc.	50,500	1,679,125
		112,336,515
Software - 1.8%
Activision Blizzard, Inc.	226,100	2,514,232
CA, Inc.	200,800	4,975,824
Microsoft Corp.	3,042,020	80,856,892
Oracle Corp.	788,000	25,925,200
Symantec Corp. (a)	720,300	12,987,009
		127,259,157
TOTAL INFORMATION TECHNOLOGY		483,300,282
MATERIALS - 2.4%
Chemicals - 1.0%
Albemarle Corp.	17,700	1,018,812
Ashland, Inc.	107,700	6,063,510
Dow Chemical Co.	164,300	6,105,388
E.I. du Pont de Nemours & Co.	171,200	9,393,744
Eastman Chemical Co.	109,400	10,219,054
Ecolab, Inc.	219,400	10,671,616
FMC Corp.	33,600	2,601,984
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Huntsman Corp.	30,470	$ 537,796
International Flavors & Fragrances, Inc.	19,700	1,121,915
Lubrizol Corp.	104,000	11,322,480
Nalco Holding Co.	26,800	685,276
RPM International, Inc.	47,200	1,084,184
Stepan Co.	70,700	4,962,433
Syngenta AG (Switzerland)	24,579	8,257,670
The Scotts Miracle-Gro Co. Class A	12,400	696,508
Valspar Corp.	25,200	958,104
		75,700,474
Containers & Packaging - 0.1%
Ball Corp.	74,200	2,678,620
Bemis Co., Inc.	12,300	404,055
Crown Holdings, Inc. (a)	37,700	1,450,696
Greif, Inc. Class A	11,600	750,056
Rock-Tenn Co. Class A	52,800	3,624,720
Sealed Air Corp.	59,500	1,637,440
Sonoco Products Co.	24,400	880,352
		11,425,939
Metals & Mining - 1.2%
BHP Billiton Ltd.	156,454	7,393,834
BHP Billiton Ltd. sponsored ADR	239,740	22,679,404
Cliffs Natural Resources, Inc.	101,400	9,842,898
Freeport-McMoRan Copper & Gold, Inc.	403,631	21,372,261
Newmont Mining Corp.	88,200	4,874,814
Reliance Steel & Aluminum Co.	19,400	1,073,402
United States Steel Corp.	299,083	17,194,282
		84,430,895
Paper & Forest Products - 0.1%
Domtar Corp.	10,500	917,700
International Paper Co.	81,200	2,255,736
MeadWestvaco Corp.	63,900	1,875,465
		5,048,901
TOTAL MATERIALS		176,606,209
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	3,132,300	88,894,674
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
China Mobile (Hong Kong) Ltd. sponsored ADR	130,100	$ 6,149,827
Telephone & Data Systems, Inc.	117,100	3,940,415
Vodafone Group PLC	4,761,500	13,520,017
Vodafone Group PLC sponsored ADR	1,336,544	38,251,889
		61,862,148
TOTAL TELECOMMUNICATION SERVICES		150,756,822
UTILITIES - 3.3%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	952,221	34,070,467
DPL, Inc.	29,100	757,182
Duke Energy Corp.	316,800	5,699,232
Edison International	112,200	4,164,864
El Paso Electric Co. (a)	138,186	3,883,027
Exelon Corp.	298,000	12,444,480
FirstEnergy Corp.	21,077	807,249
Great Plains Energy, Inc.	29,600	568,320
NextEra Energy, Inc.	276,000	15,309,720
NV Energy, Inc.	88,000	1,292,720
Pepco Holdings, Inc.	45,700	855,961
Portland General Electric Co.	221,500	5,187,530
Unisource Energy Corp.	33,699	1,228,666
Westar Energy, Inc.	29,900	777,400
		87,046,818
Gas Utilities - 0.2%
Atmos Energy Corp.	180,800	6,114,656
Energen Corp.	25,900	1,582,490
Southwest Gas Corp.	109,800	4,267,926
UGI Corp.	24,000	765,360
		12,730,432
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	86,000	1,301,180
Constellation Energy Group, Inc.	166,600	5,176,262
		6,477,442
Multi-Utilities - 1.8%
Alliant Energy Corp.	26,400	1,039,632
Ameren Corp.	228,400	6,386,064
CMS Energy Corp.	353,700	6,812,262
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Consolidated Edison, Inc.	62,100	$ 3,103,758
Dominion Resources, Inc.	128,700	5,872,581
DTE Energy Co.	110,700	5,211,756
Integrys Energy Group, Inc.	18,800	920,636
MDU Resources Group, Inc.	36,500	783,655
NiSource, Inc.	54,000	1,034,640
OGE Energy Corp.	26,800	1,289,080
PG&E Corp.	389,400	17,935,764
Public Service Enterprise Group, Inc.	423,500	13,848,450
SCANA Corp.	25,200	1,020,096
Sempra Energy	656,397	34,940,012
TECO Energy, Inc.	53,500	968,885
Wisconsin Energy Corp.	412,200	24,402,240
Xcel Energy, Inc.	120,800	2,891,952
		128,461,463
Water Utilities - 0.0%
American Water Works Co., Inc.	38,200	1,059,668
TOTAL UTILITIES		235,775,823
TOTAL COMMON STOCKS (Cost $4,050,652,734)		4,764,780,712
Equity Funds - 29.5%

Large Value Funds - 18.9%
American Beacon Large Cap Value Fund Institutional Class	32,134,320	661,324,302
Hotchkis and Wiley Large Cap Value Fund Class A	14,434,575	247,985,991
John Hancock Classic Value Fund Class I	25,609,629	456,875,785
TOTAL LARGE VALUE FUNDS		1,366,186,078
Mid-Cap Blend Funds - 6.1%
Fidelity Low Priced Stock Fund (c)	3,702,359	149,131,009
RS Value Fund Class A (a)	11,073,870	297,111,942
TOTAL MID-CAP BLEND FUNDS		446,242,951
Equity Funds - continued
	Shares	Value
Mid-Cap Value Funds - 4.5%
T. Rowe Price Mid Cap Value Fund	13,003,618	$ 325,090,445
TOTAL EQUITY FUNDS (Cost $1,823,583,234)		2,137,519,474
Short-Term Funds - 4.2%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $303,133,072)	303,133,072	303,133,072
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $6,177,369,040)		7,205,433,258
NET OTHER ASSETS (LIABILITIES) - 0.5%		34,162,204
NET ASSETS - 100%		$ 7,239,595,462
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,685 CME E-mini S&P 500 Index Contracts	March 2011	$ 244,333,925	$ 5,829,193
The face value of futures purchased as a percentage of net assets is 3.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Company
Affiliated Underlying Funds
Information regarding fiscal year to date purchases and sales of the affiliated Underlying Fund's and the income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Low Priced Stock Fund	$ -	$ 124,730,888	$ -	$ 332,419	$ 149,131,009
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 409,493,258	$ 409,493,258	$ -	$ -
Consumer Staples	406,148,272	406,148,272	-	-
Energy	689,192,401	670,558,450	18,633,951	-
Financials	1,135,431,313	1,135,431,313	-	-
Health Care	640,567,109	640,567,109	-	-
Industrials	437,509,223	437,509,223	-	-
Information Technology	483,300,282	483,300,282	-	-
Materials	176,606,209	160,954,705	15,651,504	-
Telecommunication Services	150,756,822	137,236,805	13,520,017	-
Utilities	235,775,823	235,775,823	-	-
Equity Funds	2,137,519,474	2,137,519,474	-	-
Short-Term Funds	303,133,072	303,133,072	-	-
Total Investments in Securities:	$ 7,205,433,258	$ 7,157,627,786	$ 47,805,472	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,829,193	$ 5,829,193	$ -	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $6,187,365,049. Net unrealized appreciation aggregated $1,018,068,209, of which $1,061,572,099 related to appreciated investment securities and $43,503,890 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Growth Fund

February 28, 2011

1.907408.100

SGF-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.9%
BorgWarner, Inc. (a)	349,500	$ 27,124,695
Gentex Corp.	376,250	11,392,850
TRW Automotive Holdings Corp. (a)	256,300	14,557,840
		53,075,385
Automobiles - 0.6%
Ford Motor Co. (a)	2,347,300	35,326,865
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	138,000	6,245,880
Hotels, Restaurants & Leisure - 3.3%
Carnival Corp. unit	278,578	11,886,923
Ctrip.com International Ltd. sponsored ADR (a)	184,200	7,141,434
Las Vegas Sands Corp. (a)	686,150	32,002,036
McDonald's Corp.	342,800	25,943,104
Starbucks Corp.	975,673	32,177,696
Starwood Hotels & Resorts Worldwide, Inc.	578,223	35,329,425
Wynn Resorts Ltd.	319,273	39,248,230
Yum! Brands, Inc.	346,220	17,425,253
		201,154,101
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	287,930	49,895,390
Expedia, Inc.	565,860	11,237,980
Netflix, Inc. (a)	25,500	5,270,085
Priceline.com, Inc. (a)	66,120	30,010,546
		96,414,001
Media - 1.7%
DIRECTV (a)	432,800	19,895,816
Discovery Communications, Inc. (a)	87,850	3,787,214
Omnicom Group, Inc.	438,930	22,341,537
Scripps Networks Interactive, Inc. Class A	246,800	12,818,792
The Walt Disney Co.	868,947	38,007,742
Time Warner Cable, Inc.	157,100	11,339,478
		108,190,579
Multiline Retail - 1.0%
Dollar General Corp. (a)	360,600	10,186,950
Dollar Tree, Inc. (a)	247,300	12,444,136
Macy's, Inc.	585,200	13,986,280
Target Corp.	477,496	25,092,415
		61,709,781
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	198,400	$ 12,435,712
AutoZone, Inc. (a)	109,350	28,206,833
Best Buy Co., Inc.	402,600	12,979,824
Foot Locker, Inc.	248,000	4,927,760
Home Depot, Inc.	800,100	29,979,747
O'Reilly Automotive, Inc. (a)	452,650	25,158,287
PetSmart, Inc.	130,000	5,313,100
Ross Stores, Inc.	176,000	12,679,040
Signet Jewelers Ltd. (a)	216,200	9,484,694
Staples, Inc.	710,250	15,128,325
TJX Companies, Inc.	575,060	28,678,242
		184,971,564
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	321,680	17,666,666
NIKE, Inc. Class B	542,010	48,255,150
		65,921,816
TOTAL CONSUMER DISCRETIONARY		813,009,972
CONSUMER STAPLES - 4.1%
Beverages - 0.4%
PepsiCo, Inc.	178,110	11,295,736
The Coca-Cola Co.	160,260	10,243,819
		21,539,555
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	162,000	12,115,980
CVS Caremark Corp.	829,440	27,421,286
		39,537,266
Food Products - 1.5%
Corn Products International, Inc.	359,700	17,560,554
Green Mountain Coffee Roasters, Inc. (a)	304,800	12,429,744
Hershey Co.	206,000	10,777,920
Kellogg Co.	237,260	12,707,646
Kraft Foods, Inc. Class A	847,160	26,973,574
Tyson Foods, Inc. Class A	670,500	12,491,415
		92,940,853
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	395,933	37,380,035
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
Philip Morris International, Inc.	972,630	$ 61,061,711
TOTAL CONSUMER STAPLES		252,459,420
ENERGY - 7.5%
Energy Equipment & Services - 3.5%
Cameron International Corp. (a)	364,960	21,580,085
FMC Technologies, Inc. (a)	259,600	24,415,380
Halliburton Co.	867,149	40,703,974
McDermott International, Inc. (a)	222,900	5,115,555
National Oilwell Varco, Inc.	466,748	37,139,138
Schlumberger Ltd.	933,677	87,224,105
		216,178,237
Oil, Gas & Consumable Fuels - 4.0%
Alpha Natural Resources, Inc. (a)	334,570	18,140,385
Chevron Corp.	640,530	66,454,988
ConocoPhillips	206,100	16,049,007
Exxon Mobil Corp.	458,300	39,198,399
Murphy Oil Corp.	126,100	9,272,133
Occidental Petroleum Corp.	427,000	43,541,190
Peabody Energy Corp.	180,400	11,814,396
Petrohawk Energy Corp. (a)	478,920	10,344,672
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	334,000	11,746,780
Valero Energy Corp.	672,700	18,956,686
		245,518,636
TOTAL ENERGY		461,696,873
FINANCIALS - 4.8%
Capital Markets - 3.1%
Charles Schwab Corp.	2,020,630	38,331,351
Franklin Resources, Inc.	142,000	17,838,040
Goldman Sachs Group, Inc.	267,550	43,819,339
T. Rowe Price Group, Inc.	544,266	36,454,937
TD Ameritrade Holding Corp.	2,375,830	51,793,094
		188,236,761
Commercial Banks - 0.2%
Wells Fargo & Co.	483,660	15,602,872
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
American Express Co.	133,788	$ 5,829,143
Diversified Financial Services - 1.4%
CME Group, Inc.	88,010	27,395,753
IntercontinentalExchange, Inc. (a)	82,600	10,589,320
JPMorgan Chase & Co.	993,117	46,368,633
		84,353,706
TOTAL FINANCIALS		294,022,482
HEALTH CARE - 7.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	191,900	9,850,227
Biogen Idec, Inc. (a)	155,010	10,602,684
Gilead Sciences, Inc. (a)	717,190	27,956,066
		48,408,977
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	218,070	11,590,421
Cooper Companies, Inc.	191,200	11,819,984
Edwards Lifesciences Corp. (a)	60,200	5,119,408
Intuitive Surgical, Inc. (a)	44,962	14,745,288
Medtronic, Inc.	567,400	22,650,608
St. Jude Medical, Inc.	209,400	10,026,072
Varian Medical Systems, Inc. (a)	171,500	11,881,520
		87,833,301
Health Care Providers & Services - 2.3%
Aetna, Inc.	190,670	7,123,431
Cardinal Health, Inc.	451,700	18,808,788
CIGNA Corp.	383,900	16,150,673
Express Scripts, Inc. (a)	602,700	33,883,794
Health Net, Inc. (a)	237,600	6,990,192
McKesson Corp.	184,400	14,619,232
UnitedHealth Group, Inc.	398,500	16,968,130
WellPoint, Inc.	388,940	25,852,842
		140,397,082
Health Care Technology - 0.2%
Cerner Corp. (a)	126,900	12,747,105
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc. (a)	91,100	$ 3,833,488
Thermo Fisher Scientific, Inc. (a)	167,077	9,326,238
		13,159,726
Pharmaceuticals - 2.3%
Allergan, Inc.	590,859	43,824,012
Endo Pharmaceuticals Holdings, Inc. (a)	458,800	16,296,576
Merck & Co., Inc.	543,180	17,691,373
Pfizer, Inc.	1,688,840	32,493,282
Shire PLC sponsored ADR	197,500	16,789,475
Teva Pharmaceutical Industries Ltd. sponsored ADR	112,588	5,640,659
Watson Pharmaceuticals, Inc. (a)	134,200	7,513,858
		140,249,235
TOTAL HEALTH CARE		442,795,426
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.3%
General Dynamics Corp.	100,100	7,619,612
Goodrich Corp.	126,900	10,942,587
Honeywell International, Inc.	631,830	36,589,275
Lockheed Martin Corp.	255,540	20,228,546
Northrop Grumman Corp.	214,700	14,316,196
Precision Castparts Corp.	226,541	32,112,187
The Boeing Co.	302,400	21,775,824
United Technologies Corp.	672,660	56,194,016
		199,778,243
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	175,300	12,689,967
Expeditors International of Washington, Inc.	307,350	14,691,330
FedEx Corp.	59,998	5,401,020
United Parcel Service, Inc. Class B	156,100	11,520,180
		44,302,497
Airlines - 0.2%
United Continental Holdings, Inc.	582,800	14,010,512
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	81,050	7,004,341
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.5%
Fluor Corp.	305,600	$ 21,624,256
KBR, Inc.	358,200	11,748,960
		33,373,216
Electrical Equipment - 0.9%
Emerson Electric Co.	620,616	37,025,951
Hubbell, Inc. Class B	230,670	15,572,532
		52,598,483
Machinery - 3.3%
Caterpillar, Inc.	432,420	44,508,991
Danaher Corp.	996,049	50,400,079
Deere & Co.	384,000	34,617,600
Eaton Corp.	77,600	8,596,528
Illinois Tool Works, Inc.	374,900	20,282,090
Navistar International Corp. (a)	118,200	7,326,036
Oshkosh Co. (a)	463,600	16,536,612
Parker Hannifin Corp.	64,800	5,778,864
Timken Co.	246,100	11,989,992
		200,036,792
Road & Rail - 1.0%
CSX Corp.	111,300	8,309,658
Norfolk Southern Corp.	163,200	10,702,656
Union Pacific Corp.	466,800	44,537,388
		63,549,702
TOTAL INDUSTRIALS		614,653,786
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	3,075,340	57,078,310
Juniper Networks, Inc. (a)	616,750	27,137,000
QUALCOMM, Inc.	2,412,080	143,711,726
		227,927,036
Computers & Peripherals - 5.4%
Apple, Inc. (a)	548,094	193,592,282
Dell, Inc. (a)	1,540,380	24,384,215
EMC Corp. (a)	1,173,000	31,917,330
Hewlett-Packard Co.	694,600	30,305,398
Lexmark International, Inc. Class A (a)	216,800	8,136,504
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	679,398	$ 35,097,701
Western Digital Corp. (a)	288,570	8,824,471
		332,257,901
Electronic Equipment & Components - 1.1%
Avnet, Inc. (a)	162,500	5,559,125
AVX Corp.	436,100	6,955,795
Corning, Inc.	1,675,110	38,628,037
Vishay Intertechnology, Inc. (a)	1,053,600	18,385,320
		69,528,277
Internet Software & Services - 3.2%
Baidu.com, Inc. sponsored ADR (a)	158,100	19,155,396
Google, Inc. Class A (a)	267,967	164,370,958
VeriSign, Inc.	255,100	9,002,479
		192,528,833
IT Services - 2.8%
Accenture PLC Class A	332,800	17,132,544
Cognizant Technology Solutions Corp. Class A (a)	1,192,970	91,703,604
International Business Machines Corp.	145,800	23,602,104
MasterCard, Inc. Class A	62,940	15,140,846
Visa, Inc. Class A	327,971	23,958,282
		171,537,380
Office Electronics - 0.1%
Xerox Corp.	648,800	6,974,600
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	178,100	7,455,266
Analog Devices, Inc.	418,210	16,678,215
Applied Materials, Inc.	1,390,110	22,839,507
ARM Holdings PLC sponsored ADR	193,350	5,852,705
ASML Holding NV	305,858	13,335,409
Broadcom Corp. Class A	291,969	12,034,962
Fairchild Semiconductor International, Inc. (a)	370,900	6,531,549
Lam Research Corp. (a)	411,500	22,591,350
Microchip Technology, Inc.	1,081,117	39,904,028
Micron Technology, Inc. (a)	836,100	9,305,793
Texas Instruments, Inc.	338,200	12,043,302
Xilinx, Inc.	615,430	20,463,048
		189,035,134
Software - 6.7%
Adobe Systems, Inc. (a)	686,930	23,699,085
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	396,000	$ 16,651,800
BMC Software, Inc. (a)	711,790	35,233,605
Citrix Systems, Inc. (a)	267,000	18,732,720
Intuit, Inc. (a)	473,000	24,870,340
Microsoft Corp.	1,261,200	33,522,696
Oracle Corp.	4,899,870	161,205,723
salesforce.com, Inc. (a)	253,050	33,470,924
Symantec Corp. (a)	522,200	9,415,266
Synopsys, Inc. (a)	1,162,380	32,221,174
VMware, Inc. Class A (a)	241,686	20,217,034
		409,240,367
TOTAL INFORMATION TECHNOLOGY		1,599,029,528
MATERIALS - 3.3%
Chemicals - 2.1%
Ashland, Inc.	318,250	17,917,475
E.I. du Pont de Nemours & Co.	399,000	21,893,130
Ecolab, Inc.	315,914	15,366,057
Lubrizol Corp.	114,400	12,454,728
Monsanto Co.	279,971	20,127,115
PPG Industries, Inc.	204,860	18,105,527
Praxair, Inc.	240,328	23,883,797
		129,747,829
Containers & Packaging - 0.1%
Ball Corp.	187,200	6,757,920
Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	202,100	19,617,847
Freeport-McMoRan Copper & Gold, Inc.	169,900	8,996,205
Newmont Mining Corp.	333,000	18,404,910
Walter Energy, Inc.	101,600	12,294,616
		59,313,578
Paper & Forest Products - 0.1%
International Paper Co.	281,600	7,822,848
TOTAL MATERIALS		203,642,175
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	477,200	$ 17,618,224
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	358,900	19,366,244
TOTAL TELECOMMUNICATION SERVICES		36,984,468
TOTAL COMMON STOCKS (Cost $4,032,628,403)		4,718,294,130
Equity Funds - 20.5%

Large Growth Funds - 10.5%
Aston/Montag & Caldwell Growth Fund Class N	10,946,662	277,607,357
Edgewood Growth Fund (a)	2,457,610	28,803,185
Fidelity Growth Company Fund (c)	3,284,371	289,451,644
iShares Russell 1000 Growth Index ETF	39,079	2,370,532
PRIMECAP Odyssey Growth Fund	2,820,860	45,754,356
TOTAL LARGE GROWTH FUNDS		643,987,074
Mid-Cap Growth Funds - 8.0%
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	13,187,490	493,475,853
Sector Funds - 2.0%
Energy Select Sector SPDR ETF	1,550,600	121,784,124
TOTAL EQUITY FUNDS (Cost $1,088,573,447)		1,259,247,051
Short-Term Funds - 2.8%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $171,670,550)	171,670,550	171,670,550
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,292,872,400)		6,149,211,731
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(15,101,520)
NET ASSETS - 100%		$ 6,134,110,211
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,627 CME E-mini S&P 500 Index Contracts	March 2011	$ 107,878,235	$ 3,080,957
The face value of futures purchased as a percentage of net assets is 1.8%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ -	$ 248,140,269	$ -	$ 9,853	$ 289,451,644
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $5,303,024,095. Net unrealized appreciation aggregated $846,187,636, of which $886,284,242 related to appreciated investment securities and $40,096,606 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 29, 2011